6. Line of Credit from Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Line of Credit from Related Party

On February 25, 2014, the Company entered into a line of credit with DEVCAP Partners, LLC, a California limited liability company, for an amount up to $450,000 with a maturity date of June 1, 2018, bearing interest of 10% per annum. DEVCAP Partners, LLC is a related party to the Company as it is the majority shareholder of the Company. As of June 30, 2017, and December 31, 2016, the balance of the line of credit was $142,260 and $100,560, respectively. The Company recorded accrued interest of $8,259 and $4,972 on the line of credit at June 30, 2017 and December 31, 2016, respectively.

On August 13, 2015, the company entered into a line of credit with General Pacific Partners, LLC, a California limited liability company, for an amount up to $450,000. The line of credit is a demand loan bearing interest of 10% per annum. General Pacific Partners, LLC is a related party to the Company as it is owned by a majority shareholder of the Company. As of June 30, 2017 and December 31, 2016 the balance of the line of credit was $25,000. The Company recorded accrued interest of $4,698 and $3,459 at June 30, 2017 and December 31, 2016, respectively.

On February 25, 2014, the Company entered into a line of credit with DEVCAP Partners, LLC, a California limited liability company, for an amount up to $450,000 with a maturity date of June 1, 2017, bearing interest of 10% per annum. DEVCAP Partners, LLC is a related party to the Company as it is the majority shareholder of the Company. As of December 31, 2016, and 2015, the balance of the line of credit was $100,560 and $50,835, respectively. The Company recorded accrued interest of $4,972 and $1,044 at December 31, 2016 and 2015, respectively.

On August 13, 2015, the company entered into a line of credit with General Pacific Partners, LLC, a California limited liability company, for an amount up to $450,000. The line of credit is a demand loan bearing interest of 10% per annum. General Pacific Partners, LLC is a related party to the Company as it is owned by a majority shareholder of the Company. The balance of the line of credit was $25,000 as of December 31, 2016, and 2015. The Company recorded accrued interest of $3,459 and $959 at December 31, 2016 and 2015, respectively.